2. BASIS OF PRESENTATION: Accounting standards issued, but not yet in effective (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Accounting standards issued, but not yet in effective

d)        Accounting standards issued, but not yet in effective

The following is an overview of accounting standard changes that the Company will be required to adopt in future years.

IFRS 16 – Leases

IFRS 16 specifies how an IFRS reporter will recognize, measure, present and disclose leases. The standard provides a single lessee The IASB issued IFRS 16, Leases, in January 2016, which replaces the current guidance in IAS 17. Under IAS 17, lessees were required to make a distinction between a finance lease and an operating lease. IFRS 16 requires lessees to recognize a lease liability reflecting future lease payments and a “right-of-use asset” for virtually all lease contracts. The IASB has included an optional exemption for certain short-term leases and leases of low-value assets. IFRS 16 is effective for annual periods beginning on or after January 1, 2019.

The Company expects that the impact IFRS 16 will have on its consolidated financial statements is to record a right-of-use asset with an offsetting liability for its existing leases, as well as additional disclosure.

The Company estimates the value of the right-of-use asset and corresponding lease liability to be approximately $100,000 on recognition.

Other new standards or amendments are either not applicable or not expected to have a significant impact on the Company’s consolidated financial statements.